PROPERTY AND EQUIPMENT - 10K	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	December 31,
	2023	2022
Computer equipment	$21	$13
Furniture and fixtures	13	13
	34	26
Accumulated depreciation	(26)	(22)
	$8	$4
Depreciation expense related to property and equipment was $4 and $3 for the years ended December 31, 2023 and 2022, respectively.
PROPERTY AND EQUIPMENT

	March 31, 2024	December 31, 2023
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(27)	(26)
	$7	$8
Depreciation expense related to property and equipment was $1 for each of the three months ended March 31, 2024 and 2023.